                                   [PICTURE]






                                                             LIBERTY CONNECTICUT
                                                                TAX-EXEMPT FUND

                                                                 ANNUAL REPORT
                                                               JANUARY 31, 2002




                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY EDELIVERY.


For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

 PRESIDENT'S MESSAGE

[KEITH BANKS PHOTO]

Dear Shareholder:

The Federal Reserve Board's aggressive interest rate cuts -- its response to a slowing economy -- and a volatile stock market provided support for bonds during the year ended January 31, 2002. During this period, the nation's central bank brought a key short-term interest rate -- the federal funds rate -- down from 5.5% to 1.75%, its lowest point ever in the past 40 years.

  For a second consecutive year, municipal bonds were solid performers. The environment was generally more favorable for corporate and government agency bonds, as investors focused on their attractive values. However, the positive returns generated by municipal bonds helped offset the disappointment of a sagging stock market and historically low yields on money market funds.

  In addition, I am pleased to report that your fund's class C shares received a 4-star Overall Morningstar Rating(TM) while class A and B shares received a 3-star Overall Morningstar Rating(TM) as of January 31, 2002 (see the data box). The Morningstar Rating reflects returns extending over longer periods than this 12-month report and also considers the amount of risk assumed in achieving the return. While we may not always be able to report such good news, we believe that these results speak well to Liberty's consistent approach.

  As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial was completed on November 1, 2001. Although the ownership of the investment advisor has changed, your fund will continue to be guided by the same investment principles and the same portfolio manager that attracted you to the fund in the first place. In the following pages, your portfolio manager discusses specific market factors and the performance of the fund in greater detail.

Sincerely,

/s/ Keith T. Banks
Keith T. Banks
President
Liberty Funds

MORNINGSTAR RATING(TM)

---------------------------------------------------------------------
                        OVERALL     3-YEAR      5-YEAR      10-YEAR
---------------------------------------------------------------------
CLASS A                   ***         ***        ****         ***
---------------------------------------------------------------------
CLASS B                   ***         ***         ***         ***
---------------------------------------------------------------------
CLASS C                  ****        ****         N/A         N/A
---------------------------------------------------------------------
MUNICIPAL BOND FUNDS                 1655        1466         494
---------------------------------------------------------------------

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day US Treasury bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 star, the next 22.5% receive 4 stars, the next 35% receive 3 stars. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating(TM) metrics. Each fund is rated exclusively against US-domiciled municipal bond funds. Past performance is no guarantee of future funds.

MEET THE PRESIDENT

   Keith T. Banks is chief investment officer of FleetBoston Financial and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Colonial Management Associates, Inc.

   Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management, where he was managing director and head of US Equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US Equity Research and global head of Research.

As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.


   Not FDIC     May Lose Value
   Insured      No Bank Guarantee

 PERFORMANCE INFORMATION

Value of a $10,000 investment
1/31/92 - 1/31/02

PERFORMANCE OF A $10,000 INVESTMENT
1/31/92 - 1/31/02 ($)

                              without       with
                               sales       sales
                              charge       charge
 ------------------------------------------------
 Class A                      18,811       17,917
 ------------------------------------------------
 Class B                      17,510       17,510
 ------------------------------------------------
 Class C                      18,437       18.437

[Performance Graph]

                                                 CLASS A SHARES WITHOUT     CLASS A SHARES WITH SALES        LEHMAN BROTHERS
                                                      SALES CHARGE                   CHARGE               MUNICIPAL BOND INDEX
                                                 ----------------------     -------------------------     --------------------
1/1992                                                  10000.00                     9525.00                    10000.00
                                                        10062.00                     9584.06                    10096.00
                                                        10750.20                    10239.60                    10697.70
                                                        10438.50                     9942.66                    10557.60
                                                        11035.60                    10511.40                    10983.00
                                                        11453.80                    10909.80                    11373.00
                                                        11781.40                    11221.80                    11642.50
                                                        12200.80                    11621.30                    12044.20
                                                        12392.40                    11803.70                    12329.60
                                                        11564.50                    11015.20                    11619.40
                                                        11846.70                    11284.00                    11862.30
                                                        11350.40                    10811.20                    11520.60
                                                        11789.60                    11229.60                    11891.60
                                                        12262.40                    11679.90                    12392.20
                                                        12434.00                    11843.40                    12796.20
                                                        12928.90                    12314.80                    13230.00
                                                        13412.50                    12775.40                    13681.10
                                                        13090.60                    12468.80                    13377.40
                                                        13356.30                    12721.90                    13641.00
                                                        13643.50                    12995.40                    13984.70
                                                        13879.50                    13220.20                    14207.10
                                                        13969.70                    13306.10                    14265.30
                                                        14661.20                    13964.80                    15039.90
                                                        14826.90                    14122.60                    15172.30
                                                        15267.20                    14542.00                    15644.10
                                                        15172.60                    14451.90                    15592.50
                                                        15514.00                    14777.00                    15941.80
                                                        15979.40                    15220.40                    16389.80
                                                        16265.40                    15492.80                    16684.80
                                                        16202.00                    15432.40                    16676.40
                                                        15957.30                    15199.40                    16401.30
                                                        15649.40                    14906.00                    16099.50
                                                        15635.30                    14892.60                    16078.50
                                                        16004.30                    15244.10                    16522.30
                                                        16625.20                    15835.50                    17107.20
                                                        16986.00                    16179.20                    17469.90
                                                        17707.90                    16866.80                    18215.80
                                                        17677.80                    16838.10                    18237.70
                                                        18303.60                    17434.20                    18832.20
                                                        18883.80                    17986.80                    19304.90
1/2002                                                  18811.00                    17917.00                    19290.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index is not an investment and does not incur fees or expenses. It is not possible to invest directly in an index.

Average annual total return as of 1/31/02 (%)

Share class                                                    A                   B                   C
Inception date                                              11/1/91             6/8/92              8/1/97
----------------------------------------------------------------------------------------------------------------
                                                       without    with     without    with     without    with
                                                        sales     sales     sales     sales     sales     sales
                                                       charge    charge    charge    charge    charge    charge
----------------------------------------------------------------------------------------------------------------
1-year                                                   6.25      1.20      5.49      0.49      5.79      4.79
----------------------------------------------------------------------------------------------------------------
5-year                                                   6.27      5.24      5.48      5.16      5.85      5.85
----------------------------------------------------------------------------------------------------------------
10-year                                                  6.52      6.01      5.76      5.76      6.31      6.31















Average annual total return as of 12/31/01 (%)

Share class                                                    A                   B                   C
----------------------------------------------------------------------------------------------------------------
                                                       without    with     without    with     without    with
                                                        sales     sales     sales     sales     sales     sales
                                                       charge    charge    charge    charge    charge    charge
----------------------------------------------------------------------------------------------------------------
1-year                                                   5.47      0.46      4.69     -0.31      5.01      4.01
----------------------------------------------------------------------------------------------------------------
5-year                                                   6.02      4.99      5.23      4.90      5.60      5.60
----------------------------------------------------------------------------------------------------------------
10-year                                                  6.36      5.84      5.61      5.61      6.15      6.15

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

      SEC YIELDS AS OF 1/31/02 (%)

       Class A                     3.40
       Class B                     2.80
       Class C                     3.10
       THE 30-DAY SEC YIELDS REFLECT THE
       PORTFOLIO'S EARNING POWER, NET OF
       EXPENSES, EXPRESSED AS AN ANNUALIZED
       PERCENTAGE OF THE PUBLIC OFFERING
       PRICE AT THE END OF THE PERIOD. IF THE
       ADVISOR OR ITS AFFILIATES HAD NOT
       WAIVED CERTAIN FUND EXPENSES, THE SEC
       YIELD WOULD HAVE BEEN 2.53%, 1.88% AND
       1.88% FOR CLASS A, B AND C SHARES,
       RESPECTIVELY.

      TAXABLE-EQUIVALENT SEC YIELDS
      AS OF 1/31/02 (%)

       Class A                     5.80
       Class B                     4.78
       Class C                     5.29
       TAXABLE-EQUIVALENT SEC YIELDS ARE
       BASED ON THE COMBINED MAXIMUM
       EFFECTIVE 41.36% FEDERAL AND STATE
       INCOME TAX RATE. THIS TAX RATE DOES
       NOT REFLECT THE PHASEOUT OF EXEMPTIONS
       OR THE REDUCTION OF OTHERWISE
       ALLOWABLE DEDUCTIONS THAT OCCUR WHEN
       ADJUSTED GROSS INCOME EXCEEDS CERTAIN
       LEVELS.

      BOUGHT
      ------------------------------------------------------------
      PR Electric Power Authority bonds, offering a 5.25% coupon and maturing in 2015 (1.2% of net assets). Puerto Rico's bonds are tax-exempt to national investors. This intermediate, noncallable revenue bond is secured by future payments from electric utility subscribers. Intermediate bonds generally offer yields comparable to that of longer-term maturity bonds without as much price fluctuation. During a period in which interest rates are generally declining, we emphasize purchasing bonds with good call protection. Since noncallable bonds cannot be redeemed prior to maturity, they allow us to lock in higher yields in a falling-rate environment.

      NET ASSET VALUE PER SHARE
      AS OF 1/31/02 ($)

       Class A                    7.96
       Class B                    7.96
       Class C                    7.96

      DISTRIBUTIONS DECLARED PER SHARE
      FROM 2/1/01 - 1/31/02 ($)

       Class A                   0.371
       Class B                   0.313
       Class C                   0.336
       A PORTION OF THE FUND'S INCOME MAY BE
       SUBJECT TO THE ALTERNATIVE MINIMUM
       TAX. THE FUND MAY AT TIMES PURCHASE
       TAX-EXEMPT SECURITIES AT A DISCOUNT.
       SOME OR ALL OF THIS DISCOUNT MAY BE
       INCLUDED IN THE FUND'S ORDINARY
       INCOME, AND IS TAXABLE WHEN
       DISTRIBUTED.

 PORTFOLIO MANAGER'S REPORT

Although the past 12 months have been extraordinarily difficult for the economy, the nation and the stock markets, it was another positive year for bonds. For the 12-month period ended January 31, 2002, Liberty Connecticut Tax-Exempt Fund class A shares returned 6.25% without a sales charge. That was higher than the one-year total return of 5.90% for the Lehman Brothers Municipal Bond Index, and a 5.36% total return for the fund's peer group, the Lipper Connecticut Municipal Debt Funds Category average.(1) We attribute the fund's above-average performance to the favorable maturity, coupon and call-protection structures of the fund's portfolio.

MATURITY AND DURATION AFFECTED PERFORMANCE

We believe the fund outperformed its benchmark index because of good maturity selection. During this fiscal year, bonds with maturities of 15 years or less generally outperformed those bonds with longer maturities. The fund held 64.9% of total investments in bonds with maturities of 15 years or less. We believe bond structure - maturity, coupon and credit quality - is the key determinant of performance, and we pay close attention to each of these factors in analyzing and buying bonds.

  We began the year with an average portfolio duration a bit longer than our Lipper peer group, which reflected our expectation that economic growth would slow gradually and interest rates would come down. As a result of our outlook, we maintained our focus on bonds in the 10- to 20-year maturity range, which are intermediates and longer-term bonds.

  However, short-term interest rates came down farther and faster than we expected as the Federal Reserve Board reduced the federal funds rate 10 times during the period. (The federal funds rate is the rate member banks pay to borrow funds.) The speed of short rate declines caused investors concern that inflation could pick up once economic recovery set in and kept intermediate and long rates from falling.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

CAUTIOUS OUTLOOK FOR CONNECTICUT

Connecticut's economy has weakened along with the rest of the nation in this recession. With relatively high concentrations in the insurance and defense industries, Connecticut's economy is not especially diverse. Manufacturing employment has been in decline, and a generally difficult environment for the insurance and securities industries are likely to limit near-term growth prospects for the state's economy.

  Yet households in Connecticut tend to have, on average, stronger financial resources than many states, and continued consumer spending could help offset the negative effects of the economic slowdown. Also, Connecticut may stand to benefit from increased spending on defense hardware and technology.

STABLE SHORT RATES AND MODEST DECLINES FOR INTERMEDIATE AND LONG RATES Although we expect the economy to recover in 2002, we do not expect robust growth. Nor do we expect rising inflation. In this environment, we intend to focus on high-quality bonds of intermediate and longer-term duration and with good call protection.

/s/ GARY SWAYZE
Gary Swayze

Gary Swayze is portfolio manager of Liberty Connecticut Tax-Exempt Fund and a senior vice president of Colonial Management Associates, Inc.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification.

MATURITY BREAKDOWN (%)

                                  [BAR CHART]

---------------------------------------------------------------------
                                                   1/31/02    1/31/01
---------------------------------------------------------------------
 0-5 years                                           1.3        0.3
 5-7 years                                           4.4        3.8
 7-10 years                                         13.8       15.0
 10-15 years                                        45.4       41.9
 15-20 years                                        11.2       11.0
 20-25 years                                         9.8       12.8
 25 years and over                                   9.2        9.9
 Cash equivalent                                     4.9        5.3


Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.


QUALITY BREAKDOWN AS OF 1/31/02 (%)

                            [PERFORMANCE PIE CHART]

----------------------------------------------------------
 AAA                                                56.5
 AA                                                 24.6
 A                                                   9.2
 BBB                                                 3.4
 Non-rated                                           1.4
 Cash equivalent                                     4.9


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

 INVESTMENT PORTFOLIO

January 31, 2002

Municipal Bonds - 94.8%                           Par          Value
------------------------------------------------------------------------
EDUCATION - 11.2%
EDUCATION - 10.9%
State Health & Educational Facilities
  Authority:
  Hopkins School,
  Series 1998-A,
    4.750% 07/01/23                            $1,385,000   $  1,330,943
  Loomis Chaffee School,
  Series 2001-E,
    5.250% 07/01/21                               915,000        932,614
  Quinnipiac College,
  Series 1998-E,
    4.700% 07/01/15                             1,250,000      1,253,575
  St. Joseph College,
  Series 1999-A:
    5.250% 07/01/13                               450,000        463,342
    5.250% 07/01/14                               475,000        487,887
  State University:
  Series 1997-B,
    5.250% 11/01/17                             2,500,000      2,560,525
  Series 2000-D1,
    5.750% 07/01/30                             2,000,000      2,135,020
  Trinity College:
  Series 1998-F,
    5.500% 07/01/21                             2,000,000      2,151,740
  Series 2001-G,
    5.000% 07/01/21                             1,000,000      1,006,010
  University of Connecticut:
  Series 2000-A,
    5.750% 11/15/29                             2,000,000      2,135,580
  Series 2002-A,
    5.250% 05/15/15(a)                          1,500,000      1,580,355
  Yale University,
  Series 1992, IFRN, (variable rate)
    10.260% 06/10/30                            2,500,000      2,625,000
                                                            ------------
                                                              18,662,591
                                                            ------------

STUDENT LOAN - 0.3%
State Higher Education Supplemental Loan
  Authority,
  Series 1991-A,
    7.200% 11/15/10                               565,000        577,091
                                                            ------------
------------------------------------------------------------------------

HEALTH CARE - 11.2%
HOSPITAL - 6.8%
State Health & Educational Facilities
  Authority:
  Bridgeport Hospital,
  Series 1992-A,
    6.500% 07/01/12                             1,000,000      1,036,230

                                                  Par          Value
------------------------------------------------------------------------
  Catholic Health East,
  Series 1999-F,
    5.750% 11/15/29                            $1,000,000   $  1,047,360
  Danbury Hospital,
  Series 1991-E,
    6.500% 07/01/14                               230,000        235,532
  Hospital for Special Care,
  Series 1997-B,
    5.375% 07/01/17                             1,500,000      1,420,905
  Norwalk Hospital,
  Series 1992-D,
    6.250% 07/01/12                             1,750,000      1,819,527
  St. Francis Hospital & Medical Center,
  Series 1992-B,
    6.125% 07/01/10                             1,000,000      1,037,790
  St. Raphael Hospital:
  Series 1991-E,
    6.750% 07/01/13                             1,400,000      1,434,034
  Series 1992-F,
    6.200% 07/01/14                               750,000        776,895
  Series 1992-G,
    6.200% 07/01/14                               225,000        233,069
  Series 1993-H,
    5.250% 07/01/09                             2,000,000      2,145,740
  Yale-New Haven Hospital,
  Series 1992-G,
    6.500% 07/01/12                               500,000        519,710
                                                            ------------
                                                              11,706,792
                                                            ------------

INTERMEDIATE CARE FACILITIES - 0.3%
State Housing Finance Authority,
  Series 2000,
    5.850% 06/15/30                               500,000        521,365
                                                            ------------

NURSING HOME - 4.1%
State Development Authority:
  Clintonville Manor Realty, Inc.,
  Series 1992,
    6.750% 06/20/21                             1,490,000      1,512,544
  Duncaster Inc.,
  Series 1992:
    6.700% 09/01/07                               250,000        262,125
    6.750% 09/01/15                             1,250,000      1,311,600
  Mary Wade Home,
  Series 1999-A,
    6.375% 12/01/18                             1,000,000      1,050,180

See notes to investment portfolio.
 4

January 31, 2002

Municipal Bonds (continued)                       Par          Value
------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOME (CONTINUED)
State Health & Educational Facilities
  Authority:
  Noble Horizons Project,
  Series 1993-A,
    5.875% 11/01/12                            $  640,000   $    661,306
  Pope John Paul II Center for Health,
    6.250% 11/01/13                             2,000,000      2,196,240
                                                            ------------
                                                               6,993,995
                                                            ------------
------------------------------------------------------------------------
HOUSING - 8.6%
MULTI-FAMILY - 2.3%
Greenwich Housing Authority, Greenwich, Close
  Apartments,
  Series 1997-A,
    6.350% 09/01/27                               750,000        709,688
New Britain Housing Authority, Nathan Hale
  Apartments:
  Series 1992-A,
    6.500% 07/01/02                                15,000         15,085
  Series 1992-B,
    6.875% 07/01/24                             2,590,000      2,643,820
Waterbury Nonprofit Housing Corp., Fairmont
  Heights,
  Series 1993-A,
    6.500% 01/01/26                               600,000        608,034
                                                            ------------
                                                               3,976,627
                                                            ------------

SINGLE FAMILY - 6.3%
State Housing Finance Authority:
  Series 1990-B4,
    7.300% 11/15/03                                 5,000          5,071
  Series 1991-C,
    6.600% 11/15/23                               320,000        329,242
  Series 1991-C1,
    6.450% 11/15/11                             1,325,000      1,368,116
  Series 1992-B,
    6.700% 11/15/12                             2,215,000      2,285,526
  Series 1993-B:
    5.650% 05/15/06                               550,000        573,672
    6.200% 05/15/12                             5,000,000      5,220,200
  Series 1997-D2,
    5.600% 11/15/21                             1,000,000      1,015,280
                                                            ------------
                                                              10,797,107
                                                            ------------
------------------------------------------------------------------------

                                                  Par          Value
------------------------------------------------------------------------
INDUSTRIAL - 1.8%
FOREST PRODUCTS - 0.5%
Sprague, International Paper Co. Project,
  Series 1997-A,
    5.700% 10/01/21                            $1,000,000   $    963,310
                                                            ------------

MANUFACTURING - 1.3%
State Development Authority, Pfizer, Inc.
  Project,
  Series 1994,
    7.000% 07/01/25                             2,000,000      2,228,080
                                                            ------------
------------------------------------------------------------------------

OTHER - 1.9%
REFUNDED/ESCROWED - 1.9%(B)
State Development Authority, Sewer Sludge
  Disposal Facilities,
  Series 1996,
    8.250% 12/01/06                               930,000      1,057,875
State Disposal Facility, Netco Waterbury
  Ltd.,
  Series 1995,
    9.375% 06/01/16                             1,200,000      1,416,000
State Health & Educational Facilities
  Authority, Lutheran General Health Care
  System,
  Series 1989,
    7.250% 07/01/04                                75,000         80,180
State of Connecticut,
  Series 1993-B,
    5.400% 09/15/09                                25,000         27,451
West Haven,
  Series 1993-B,
    5.400% 06/01/10                               705,000        728,314
                                                            ------------
                                                               3,309,820
                                                            ------------
------------------------------------------------------------------------

RESOURCE RECOVERY - 2.6%
Bristol Resource Recovery Facility Operation
  Committee, Ogden, Martin Systems, Inc.,
  Series 1995,
    6.500% 07/01/14                             1,500,000      1,559,895
State Resource Recovery Authority, American
  Re-Fuel Co.:
  Series 1992-A,
    6.450% 11/15/22                             1,425,000      1,430,344
  Series 1992-A2,
    5.500% 11/15/15                             1,500,000      1,477,095
                                                            ------------
                                                               4,467,334
                                                            ------------
------------------------------------------------------------------------

See notes to investment portfolio.

January 31, 2002

Municipal Bonds (continued)                       Par          Value
------------------------------------------------------------------------
TAX-BACKED - 45.1%
LOCAL GENERAL OBLIGATIONS - 20.5%
Bethel,
  Series 1991,
    6.500% 02/15/09                            $1,220,000   $  1,411,967
Bridgeport:
  Series 1996-A,
    6.500% 09/01/08                             3,000,000      3,430,200
  Series 1997-A,
    6.250% 03/01/12                             2,465,000      2,874,609
Cheshire,
  Series 2000-B,
    5.000% 08/01/14                             1,720,000      1,811,642
Danbury:
  Series 1992,
    5.625% 08/15/11                               690,000        770,640
  Series 1994:
    4.500% 02/01/12                             1,280,000      1,304,806
    4.500% 02/01/13                             1,280,000      1,296,640
Darien,
  Series 1999,
    4.500% 08/01/18                               500,000        477,545
Farmington,
  Series 1993:
    5.700% 01/15/12                               590,000        658,340
    5.700% 01/15/13                               570,000        636,485
Granby,
  Series 1993:
    6.500% 04/01/09                               200,000        230,902
    6.550% 04/01/10                               175,000        204,144
Griswold,
  Series 1992,
    6.000% 04/15/09                               410,000        422,046
Hamden,
  Series 1992:
    6.000% 10/01/11                               425,000        445,897
    6.000% 10/01/12                               425,000        445,897
Hartford County Metropolitan District:
    5.625% 02/01/11                               600,000        666,858
    5.625% 02/01/12                               600,000        665,094
    5.625% 02/01/13                               600,000        664,656
  Series 1991,
    6.200% 11/15/10                               220,000        255,552
  Series 1993:
    5.200% 12/01/12                               600,000        648,498
    5.200% 12/01/13                               500,000        538,955

                                                  Par          Value
------------------------------------------------------------------------
Montville,
  Series 1993,
    6.300% 03/01/12                            $  335,000   $    389,933
New Britain:
  Series 1992,
    6.000% 02/01/08                               400,000        447,728
  Series 1993-A,
    6.000% 10/01/12                             2,000,000      2,304,960
  Series 1993-B,
    6.000% 03/01/12                             1,000,000      1,145,800
North Branford:
    5.000% 10/01/15                               875,000        904,776
    5.750% 09/15/13                               875,000        964,932
    5.750% 09/15/14                               870,000        959,419
Plainfield,
  Series 1992,
    6.375% 08/01/11                               500,000        521,860
Seymour,
  Series 2001-B,
    5.250% 08/01/16                               850,000        886,150
Somers:
    6.000% 01/15/11                               125,000        127,025
    6.250% 01/15/08                               270,000        275,073
Stamford:
  Series 1992,
    6.125% 11/01/11(c)                          1,050,000      1,106,816
  Series 1995,
    5.250% 03/15/14                             1,000,000      1,030,150
State Regional School District:
  No. 5:
  Series 1992,
    6.300% 03/01/10                               400,000        409,608
  Series 1993,
    5.600% 02/15/12                               150,000        159,180
  No. 14,
  Series 1991,
    6.100% 12/15/06                               285,000        320,904
Suffield,
  Series 2001,
    4.750% 06/15/21                             1,000,000        976,430
Torrington,
  Series 1992,
    6.400% 05/15/10                               750,000        775,643
Vernon,
  Series 1988,
    7.100% 10/15/03                               250,000        271,653

See notes to investment portfolio.
 6

January 31, 2002

Municipal Bonds (continued)                       Par          Value
------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
Westbrook,
  Series 1992:
    6.300% 03/15/12                            $  265,000   $    310,251
    6.400% 03/15/09                               630,000        726,245
PR Commonwealth of Puerto Rico Municipal
  Finance Agency,
  Series 1999-A,
    5.500% 08/01/23                               350,000        363,912
                                                            ------------
                                                              35,239,821
                                                            ------------

SPECIAL NON-PROPERTY TAX - 5.1%
State Special Tax Obligatory Revenue:
  Series 1992-B,
    6.125% 09/01/12                             5,600,000      6,451,088
  Series 2001-A,
    5.375% 10/01/16                             1,000,000      1,057,460
PR Commonwealth of Puerto Rico Highway &
  Transportation Authority,
  Series W,
    5.500% 07/01/09                             1,110,000      1,224,896
                                                            ------------
                                                               8,733,444
                                                            ------------

STATE APPROPRIATED - 7.6%
Juvenile Training School,
  Series 2001,
    4.750% 12/15/25                             4,260,000      3,971,768
State Development Authority,
  Series 1993-A,
    5.250% 11/15/11                               750,000        794,648
State Health & Educational Facilities
  Authority, American Health
  Foundation/Windsor Project,
    7.125% 11/01/24                             2,000,000      2,283,680
PR Commonwealth Puerto Rico Public Building
  Authority:
  Series 1993-M,
    5.700% 07/01/16                             3,300,000      3,415,302
  Series B,
    5.000% 07/01/13                             1,000,000      1,039,510
PR Commonwealth of Puerto Rico Public
  Finance,
  Series 2002-E,
    5.500% 08/01/27                             1,500,000      1,614,375
                                                            ------------
                                                              13,119,283
                                                            ------------

                                                  Par          Value
------------------------------------------------------------------------
STATE GENERAL OBLIGATIONS - 11.9%
State Government:
  Series 1990-B,
    (d) 11/15/10                               $1,450,000   $  1,008,011
  Series 1993-B,
    5.400% 09/15/09                             2,975,000      3,256,405
  Series 1998-C,
    4.500% 10/15/16                             1,000,000        968,550
  Series 1999-A5,
    5.000% 06/15/18                             1,250,000      1,262,975
  Series 1999-B2,
    5.875% 11/01/15                             1,250,000      1,384,000
  Series 2000-B,
    5.875% 06/15/17                             1,300,000      1,467,960
  Series 2000-C,
    5.250% 12/15/11                             1,500,000      1,616,730
  Series 2001-C,
    5.500% 12/15/15                             1,500,000      1,648,560
PR Commonwealth of Puerto Rico:
  Series 1993,
    5.500% 07/01/16                             1,250,000      1,368,937
  Aqueduct & Sewer Authority,
  Series 1995,
    6.000% 07/01/07                             2,750,000      3,086,462
  Highway & Transportation Authority,
  Series 1993-X,
    5.500% 07/01/13                             3,000,000      3,316,290
                                                            ------------
                                                              20,384,880
                                                            ------------
------------------------------------------------------------------------

TRANSPORTATION - 3.5%
AIRPORT - 3.5%
Bradley International Airport,
  Series 2000-A:
    6.500% 07/01/18                             1,000,000      1,051,530
    6.600% 07/01/24                             1,000,000      1,049,940
  Series 2001-A:
    5.250% 10/01/14                             2,000,000      2,044,140
    5.250% 10/01/16                             1,795,000      1,814,601
                                                            ------------
                                                               5,960,211
                                                            ------------
------------------------------------------------------------------------

UTILITY - 8.9%
INDEPENDENT POWER PRODUCER - 0.3%
PR Commonwealth of Puerto Rico, Industrial,
  Educational Medical & Environmental
  Cogeneration Facilities AES Project,
  Series 2000,
    6.625% 06/01/26                               500,000        540,330
                                                            ------------

See notes to investment portfolio.

January 31, 2002

Municipal Bonds (continued)                       Par          Value
------------------------------------------------------------------------
UTILITY (CONTINUED)
INVESTOR OWNED - 0.6%
State Development Authority, Connecticut
  Light & Power Co.,
  Series 1993-B,
    5.950% 09/01/28                            $1,000,000   $  1,010,920
                                                            ------------

MUNICIPAL ELECTRIC - 2.1%
PR Commonwealth of Puerto Rico Electric Power
  Authority,
  Series 1998-EE,
    4.500% 07/01/18                             1,500,000      1,431,180
    5.250% 07/01/15                             2,000,000      2,147,680
                                                            ------------
                                                               3,578,860
                                                            ------------

WATER & SEWER - 5.9%
South Central Regional Water Authority:
  Series 11,
    5.750% 08/01/12                             2,000,000      2,143,060
  Series 1999-15A,
    5.125% 08/01/29(c)                          4,000,000      4,010,760
State Clean Water Fund:
  Series 1993,
    5.875% 04/01/09                             1,000,000      1,118,410
  Series 1999,
    5.125% 09/01/15                             1,000,000      1,040,280
  Series 2001,
    5.500% 10/01/14                             1,740,000      1,889,275
                                                            ------------
                                                              10,201,785
                                                            ------------
TOTAL MUNICIPAL BONDS (Cost of $153,193,417)                 162,973,646
                                                            ------------
Short-Term Obligations - 4.9%
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 4.9%(e)
IA State Finance Authority:
  Burlington Medical Center,
  Series 1997,
    1.500% 06/01/27                               470,000        470,000
  Diocese of Sioux City,
  Series 1999,
    1.350% 03/01/19                               900,000        900,000
IA State Higher Education Loan Authority:
  Loras College,
  Series 2000,
    1.450% 11/01/30                               870,000        870,000
  St. Ambrose University,
  Series 1999,
    1.350% 10/01/09                               100,000        100,000

                                                  Par          Value
------------------------------------------------------------------------
IA Webster County Education Facility, St.
  Edmond,
  Series 2000,
    1.350% 07/01/20                            $  500,000   $    500,000
KS State Development Finance Authority, Hays
  Medical Center,
  Series 2000-N,
    1.500% 05/15/26                               655,000        655,000
MI State Strategic Fund, Detroit Symphony,
  Series 2001-A,
    1.450% 06/01/31                               300,000        300,000
MN Mankato, Bethany Lutheran College,
  Series 2000-B,
    1.500% 11/01/15                               300,000        300,000
MN Minneapolis,
  Series 2000,
    1.200% 12/01/10                               500,000        500,000
MO State Development Finance Board, St. Louis
  Convention Center,
  Series 2000-C,
    1.550% 12/01/20                               730,000        730,000
NE State Educational Finance Authority,
  Creighton University,
  Series 2001,
    1.450% 08/01/31                             2,000,000      2,000,000
NY Long Island Power Authority,
  Series 1998-2B,
    1.500% 05/01/33                               800,000        800,000
TX Gulf Coast Waste Disposal Authority,
  Monsanto Co.,
  Series 1994,
    1.650% 04/01/13                               200,000        200,000
WY Uinta County Pollution Control, Chevron
  USA, Inc.,
  Series 1993,
    1.500% 08/15/20                               100,000        100,000
                                                            ------------
TOTAL SHORT-TERM OBLIGATIONS (cost of
  $8,425,000)                                                  8,425,000
                                                            ------------

TOTAL INVESTMENTS - 99.7% (cost of $161,618,417)(f)          171,398,646
                                                            ------------
Other Assets & Liabilities, Net - 0.3%         466,885
------------------------------------------------------------------------
NET ASSETS - 100.0%                                         $171,865,531
                                                            ------------

See notes to investment portfolio.
 8

January 31, 2002

NOTES TO INVESTMENT PORTFOLIO:

(a) Settlement of this security is on a delayed delivery basis.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(c) These securities, or a portion thereof, with a total market value of $526,644 are being used to collateralized open futures contracts.

(d) Zero coupon bond.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2002.

(f) Cost for federal income tax purposes is $161,429,343. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Long futures contracts open at January 31, 2002:

                                                   UNREALIZED
                       PAR VALUE                  APPRECIATION
                       COVERED BY   EXPIRATION   (DEPRECIATION)
        TYPE           CONTRACTS      MONTH       AT 01/31/02
        ----           ----------   ----------   --------------
Municipal Bond Index   $3,700,000   March           $(11,773)
30 Year U.S. Treasury
  Bond                  9,300,000   March             52,357
                                                    --------
                                                    $ 40,584
                                                    --------

  Acronym               Name
  -------    ---------------------------
   IFRN      Inverse Floating Rate Note

See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

January 31, 2002

ASSETS:
Investments, at cost                       $161,618,417
                                           ------------
Investments, at value                      $171,398,646
Cash                                             37,032
Receivable for:
  Fund shares sold                              472,044
  Interest                                    2,054,687
  Expense reimbursement due from
    Advisor                                      82,551
Deferred Trustees' compensation
  plan                                            4,624
                                           ------------
    Total Assets                            174,049,584
                                           ------------
                                           ------------
LIABILITIES:
PAYABLE FOR:
  Investments purchased on a
    delayed delivery basis                    1,585,214
  Fund shares repurchased                       149,247
  Futures variation margin                       44,688
  Distributions                                 254,223
  Management fee                                 69,459
  Transfer agent fee                             36,479
  Bookkeeping fee                                 5,800
  Audit fee                                      18,850
Deferred Trustees' fee                            4,624
Other liabilities                                15,469
                                           ------------
    Total Liabilities                         2,184,053
                                           ------------
NET ASSETS                                 $171,865,531
                                           ------------
                                           ------------
COMPOSITION OF NET ASSETS:
Paid-in capital                            $163,119,766
Undistributed net investment income             182,682
Accumulated net realized loss                (1,257,730)
Net unrealized appreciation on:
  Investments                                 9,780,229
  Futures contracts                              40,584
                                           ------------
NET ASSETS                                 $171,865,531
                                           ------------
                                           ------------
Class A:
Net assets                                 $103,760,326
Shares outstanding                           13,027,060
                                           ------------
Net asset value and redemption
  price per share                          $       7.96(a)
                                           ------------
                                           ------------
Maximum offering price per share
  ($7.96/0.9525)                           $       8.36(b)
                                           ------------
                                           ------------
Class B:
Net assets                                 $ 55,997,159
Shares outstanding                            7,030,403
                                           ------------
Net asset value, offering and
  redemption price per share               $       7.96(a)
                                           ------------
                                           ------------
Class C:
Net assets                                 $ 12,108,046
Shares outstanding                            1,520,157
                                           ------------
Net asset value, offering and
  redemption price per share               $       7.96(a)
                                           ------------
                                           ------------

 STATEMENT OF OPERATIONS

For the Year Ended January 31, 2002

INVESTMENT INCOME:
Interest                                      $8,659,961
                                              ----------
EXPENSES:
Management fee                                   800,253
Distribution fee:
  Class B                                        438,523
  Class C                                         60,675
Service fee                                      309,432
Bookkeeping fee                                   65,731
Transfer agent fee                               265,908
Trustees' fee                                     11,966
Other expenses                                   112,841
                                              ----------
    Total Expenses                             2,065,329
Fees and expenses waived by
  Advisor                                       (294,068)
Fees waived by
  Distributor -- Class C                         (24,368)
Custody earnings credit                           (2,396)
                                              ----------
  Net Expenses                                 1,744,497
                                              ----------
  Net Investment Income                        6,915,464
                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain on:
  Investments                                    110,390
  Futures contracts                            2,090,648
                                              ----------
    Net realized gain                          2,201,038
                                              ----------
Net change in unrealized
  appreciation/depreciation on:
  Investments                                    435,512
  Futures contracts                             (306,924)
                                              ----------
Net change in unrealized
  appreciation/depreciation                      128,588
                                              ----------
    Net Gain                                   2,329,626
                                              ----------
Net Increase in Net Assets from
  Operations                                  $9,245,090
                                              ----------
                                              ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.
 10

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED JANUARY 31,
                                                              ----------------------------
INCREASE (DECREASE) IN NET ASSETS:                                2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                         $  6,915,464    $  6,540,033
Net realized gain on investments and futures contracts           2,201,038       2,010,967
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                                128,588       8,968,771
                                                              ------------    ------------
Net Increase from Operations                                     9,245,090      17,519,771
                                                              ------------    ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
      Class A                                                   (4,181,932)     (3,447,120)
      Class B                                                   (2,170,647)     (2,921,065)
      Class C                                                     (323,859)       (153,169)
From net realized capital gains:
      Class A                                                     (225,749)             --
      Class B                                                     (124,444)             --
      Class C                                                      (25,382)             --
                                                              ------------    ------------
Total Distributions Declared to Shareholders                    (7,052,013)     (6,521,354)
                                                              ------------    ------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                 31,450,746      18,275,870
  Distributions reinvested                                       2,385,499       1,831,053
  Redemptions                                                  (12,740,644)    (10,501,787)
                                                              ------------    ------------
    Net Increase                                                21,095,601       9,605,136
                                                              ------------    ------------
Class B:
  Subscriptions                                                 12,933,015       5,187,079
  Distributions reinvested                                       1,421,432       1,726,136
  Redemptions                                                  (23,253,671)    (24,388,034)
                                                              ------------    ------------
    Net Decrease                                                (8,899,224)    (17,474,819)
                                                              ------------    ------------
Class C:
  Subscriptions                                                  8,651,512       1,670,723
  Distributions reinvested                                         262,036         111,740
  Redemptions                                                   (1,445,386)       (265,047)
                                                              ------------    ------------
    Net Increase                                                 7,468,162       1,517,416
                                                              ------------    ------------
Net Increase (Decrease) from Share Transactions                 19,664,539      (6,352,267)
                                                              ------------    ------------
Total Increase in Net Assets                                    21,857,616       4,646,150
NET ASSETS:
Beginning of period                                            150,007,915     145,361,765
                                                              ------------    ------------
End of period (including undistributed net investment income of $182,682 and overdistributed net investment income of
  $(181,444), respectively)                                   $171,865,531    $150,007,915
                                                              ============    ============

See notes to financial statements.

                                                                 YEAR ENDED JANUARY 31,
                                                              ----------------------------
                                                                  2002            2001
------------------------------------------------------------------------------------------

CHANGES IN SHARES:
Class A:
  Subscriptions                                                  3,977,248       2,401,071
  Issued for distributions reinvested                              301,217         242,640
  Redemptions                                                   (1,612,550)     (1,399,468)
                                                              ------------    ------------
    Net Increase                                                 2,665,915       1,244,243
                                                              ------------    ------------
Class B:
  Subscriptions                                                  1,628,922         682,314
  Issued for distributions reinvested                              179,593         229,442
  Redemptions                                                   (2,939,701)     (3,227,658)
                                                              ------------    ------------
    Net Decrease                                                (1,131,186)     (2,315,902)
                                                              ------------    ------------
Class C:
  Subscriptions                                                  1,089,844         220,166
  Issued for distributions reinvested                               33,040          14,790
  Redemptions                                                     (182,356)        (35,749)
                                                              ------------    ------------
    Net Increase                                                   940,528         199,207
                                                              ------------    ------------

See notes to financial statements.
 12

 NOTES TO FINANCIAL STATEMENTS

January 31, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Connecticut Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in a $125,655 increase in cost of securities and a corresponding $125,655 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the year ended January 31, 2002 was to increase net investment income by $63,419 and decrease net unrealized appreciation/depreciation by $63,419. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following reclassifications have been made to the financial statements:

                   Increase (Decrease)
---------------------------------------------------------
                    Undistributed Net     Accumulated Net
Paid-in Capital     Investment Income      Realized Loss
---------------     -----------------     ---------------
      $1                  $(555)               $554

These reclassifications are primarily due to premium adjustments. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

Distributions paid from:
Tax-exempt income                      $6,676,438
Long-term capital gains                   375,575
                                       ----------
                                       $7,052,013
                                       ==========

As of January 31, 2002, the components of distributable earnings on a tax-basis were as follows:

Undistributed income (tax-exempt)      $    3,826
Unrealized appreciation                 9,969,303
                                       ----------
                                       $9,973,129
                                       ==========

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to tax treatment for the amortization of discount and the realization for tax purposes of unrealized gains on certain futures contracts.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor"), is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the funds constituting Liberty Funds Trust V as follows:

                                           Annual
Average Daily Net Assets                  Fee Rate
------------------------                  --------
First $2 billion                           0.50%
Over $2 billion                            0.45%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average daily net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and received reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $26,571 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $106,530 and $5,757 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the year ended January 31, 2002, the Fund's service fee was 0.19%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,396 of custody fees were reduced by balance credits for the year ended January 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended January 31, 2002, purchases and sales of investments, other than short-term obligations, were $27,216,626 and $5,361,612, respectively.

Unrealized appreciation (depreciation) at January 31, 2002, based on cost of investments for federal income tax purposes was:

     Gross unrealized appreciation    $10,334,618
     Gross unrealized depreciation       (365,315)
                                      -----------
          Net unrealized
            appreciation              $ 9,969,303
                                      ===========

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Investment Portfolio for a summary of open futures contracts at January 31, 2002.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit during the year ended January 31, 2002.

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED JANUARY 31,
                                                  --------------------------------------------------------
CLASS A SHARES                                      2002          2001        2000       1999       1998
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   7.85       $  7.28    $   7.95    $  7.83    $  7.49
                                                  --------       -------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.37(a)(b)    0.37(c)     0.37(c)    0.37(c)    0.39
Net realized and unrealized gain (loss) on
  investments and futures contracts                   0.11(b)       0.57       (0.67)      0.13       0.34
                                                  --------       -------    --------    -------    -------
Total from Investment Operations                      0.48          0.94       (0.30)      0.50       0.73
                                                  --------       -------    --------    -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.35)        (0.37)      (0.37)     (0.37)     (0.39)
In excess of net investment income                      --            --          --      (0.01)        --(d)
From net realized gains                              (0.02)           --          --         --         --
                                                  --------       -------    --------    -------    -------
Total Distributions Declared to Shareholders         (0.37)        (0.37)      (0.37)     (0.38)     (0.39)
                                                  --------       -------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD                    $   7.96       $  7.85    $   7.28    $  7.95    $  7.83
                                                  ========       =======    ========    =======    =======
Total return(e)(f)                                   6.25%        13.24%     (3.87)%      6.54%     10.00%
                                                  ========       =======    ========    =======    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(g)                                          0.79%         0.78%       0.78%      0.77%      0.62%
Net investment income(g)                             4.61%(b)      4.95%       4.84%      4.69%      5.04%
Waiver/reimbursement                                 0.18%         0.17%       0.15%      0.14%      0.29%
Portfolio turnover rate                                 3%            8%          9%         6%        12%
Net assets, end of period (000's)                 $103,760       $81,385    $ 66,348    $83,156    $80,035

(a) Per share data was calculated using average shares outstanding during the period.
(b) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.
(f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

Selected data for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED JANUARY 31,
                                                     ------------------------------------------------------
CLASS B SHARES:                                        2002         2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   7.85     $   7.28   $   7.95   $   7.83   $   7.49
                                                     --------     --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.31(a)(b)     0.32(c)     0.31(c)     0.31(c)     0.33
Net realized and unrealized gain (loss) on
  investments and futures contracts                      0.11(b)      0.57      (0.67)      0.13       0.34
                                                     --------     --------   --------   --------   --------
Total from Investment Operations                         0.42         0.89      (0.36)      0.44       0.67
                                                     --------     --------   --------   --------   --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.29)       (0.32)     (0.31)     (0.31)     (0.33)
In excess of net investment income                         --           --         --      (0.01)        --(d)
From net realized gains                                 (0.02)          --         --         --         --
                                                     --------     --------   --------   --------   --------
Total Distributions Declared to Shareholders            (0.31)       (0.32)     (0.31)     (0.32)     (0.33)
                                                     --------     --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                       $   7.96     $   7.85   $   7.28   $   7.95   $   7.83
                                                     ========     ========   ========   ========   ========
Total return (e)(f)                                     5.49%       12.42%    (4.59)%      5.73%      9.19%
                                                     ========     ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS:
Expenses(g)                                             1.54%        1.53%      1.53%      1.52%      1.37%
Net investment income(g)                                3.86%(b)     4.20%      4.09%      3.94%      4.29%
Waiver/reimbursement                                    0.18%        0.17%      0.15%      0.14%      0.29%
Portfolio turnover rate                                    3%           8%         9%         6%        12%
Net assets, end of period (000's)                    $ 55,997     $ 64,072   $ 76,246   $ 87,947   $ 84,370

(a) Per share data was calculated using average shares outstanding during the period.
(b) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charges.
(f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

Selected data for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED JANUARY 31,
                                                     ------------------------------------------------------
CLASS C SHARES:                                       2002          2001        2000       1999     1998(A)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  7.85      $   7.28    $   7.95    $ 7.83    $ 7.71
                                                     -------      --------    --------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.33(b)(c)     0.34(d)     0.33(d)   0.33(d)   0.17
Net realized and unrealized gain (loss) on
  investments and futures contracts                     0.12(c)       0.57       (0.67)     0.13      0.12
                                                     -------      --------    --------    ------    ------
Total from Investment Operations                        0.45          0.91       (0.34)     0.46      0.29
                                                     -------      --------    --------    ------    ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.32)        (0.34)      (0.33)    (0.33)    (0.17)
In excess of net investment income                        --            --          --     (0.01)       --
From net realized gains                                (0.02)           --          --        --        --
                                                     -------      --------    --------    ------    ------
Total Distributions Declared to Shareholders           (0.34)        (0.34)      (0.33)    (0.34)    (0.17)
                                                     -------      --------    --------    ------    ------
NET ASSET VALUE, END OF PERIOD                       $  7.96      $   7.85    $   7.28    $ 7.95    $ 7.83
                                                     =======      ========    ========    ======    ======
Total return(e)(f)                                     5.79%        12.76%     (4.31)%     6.05%     3.90%(g)
                                                     =======      ========    ========    ======    ======
RATIOS TO AVERAGE NET ASSETS:
Expenses(h)                                            1.24%         1.23%       1.23%     1.22%     1.09%(i)
Net investment income(h)                               4.16%(c)      4.50%       4.39%     4.24%     4.48%(i)
Waiver/reimbursement                                   0.48%         0.47%       0.45%     0.44%     0.58%(i)
Portfolio turnover rate                                   3%            8%          9%        6%       12%
Net assets, end of period (000's)                    $12,108      $  4,551    $  2,768    $1,333    $  480

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charges.
(f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i) Annualized.

 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST V
AND THE SHAREHOLDERS OF LIBERTY CONNECTICUT TAX-EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Liberty Connecticut Tax-Exempt Fund (the Fund), one of the series of Liberty Funds Trust V, as of January 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended January 31, 1999 were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2002 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Connecticut Tax-Exempt Fund one of the series of Liberty Funds Trust V, at January 31, 2002, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                        Ernst & Young LLP

Boston, Massachusetts
March 15, 2002

 UNAUDITED INFORMATION

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On September 26, 2001, a Special Meeting of Shareholders of the Liberty Connecticut Tax-Exempt Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 19,906,170 shares outstanding. The votes cast were as follows:

                                                                % OF
PROPOSAL 1. TO APPROVE A NEW                                 OUTSTANDING    % OF SHARES
INVESTMENT ADVISORY AGREEMENT:                   SHARES        SHARES          VOTED
------------------------------                 ----------    -----------    -----------
For                                            14,054,785      70.61%         95.53%
Against                                           227,313       1.14%          1.54%
Abstain                                           430,914       2.16%          2.93%

--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

- For the fiscal year ended January 31, 2002, the Fund designates long-term capital gains of $375,575.

- 100% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                      This page left intentionally blank.

                      This page left intentionally blank.

--------------------------------------------------------------------------------
TRUSTEES
--------------------------------------------------------------------------------

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-426-3750.

                                                                                                         Number of
                               Position  Year first                                                    portfolios in
                                  with   elected or                                                    fund complex      Other
                                Liberty  appointed                                                        overseen   directorships
Name, address and age            Funds   to office   Principal occupation(s) during past five years      by trustee      held

DISINTERESTED TRUSTEES

Douglas A. Hacker (age 46)      Trustee    2000      President of UAL Loyalty Services and Executive        103          None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto.

Janet Langford Kelly (age 44)   Trustee    2000      Executive Vice President Corporate Development         103          None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee Corporation
                                                     (branded, packaged, consumer-products manufacturer)
                                                     prior thereto.

Richard W. Lowry (age 65)       Trustee    1995      Private Investor since August 1987 (formerly           105          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer)).


Salvatore Macera (age 70)       Trustee    1998      Private Investor since 1981 (formerly Executive        103          None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981).
Boston, MA 02111

Charles R. Nelson (age 59)      Trustee    2000      Van Voorhis Professor, Department of Economics,        103          None
c/o Liberty Funds Group LLC                          University of Washington; consultant on
One Financial Center                                 econometric and statistical matters.
Boston, MA 02111

John J. Neuhauser (age 58)      Trustee    1985      Academic Vice President and Dean of Faculties          105     Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                     (athletic
One Financial Center                                 Dean, Boston College School of Management                        footwear),
Boston, MA 02111                                     from September 1977 to September 1999).                       SkillSoft Corp.
                                                                                                                    (e-learning).

Thomas E. Stitzel (age 65)      Trustee    1998      Business Consultant since 1999 (formerly               103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst.

Thomas C. Theobald (age 64)     Trustee    2000      Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly             (business products
One Financial Center                                 Chief Executive Officer and Chairman of the                    and services),
Boston, MA 02111                                     Board of Directors, Continental Bank                             Anixter
                                                     Corporation).                                                 International
                                                                                                                  (network support
                                                                                                                      equipment
                                                                                                                 distributor), Jones
                                                                                                                  Lang LaSalle (real
                                                                                                                  estate management
                                                                                                                 services) and MONY
                                                                                                                      Group (life
                                                                                                                      insurance).

--------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                      Number of
                              Position  Year first                                                  portfolios in
                                with   elected or                                                   fund complex         Other
                              Liberty  appointed                                                      overseen      directorships
Name, address and age          Funds   to office  Principal occupation(s) during past five years      by trustee         held

DISINTERESTED TRUSTEES

Anne-Lee Verville (age 56)    Trustee    1998     Author and speaker on educational systems needs        103      Chairman of the
c/o Liberty Funds Group LLC                       (formerly General Manager, Global Education                    Board of Directors,
One Financial Center                              Industry from 1994 to 1997, and President,                      Enesco Group, Inc.
Boston, MA 02111                                  Applications Solutions Division from 1991 to                   (designer, importer
                                                  1994, IBM Corporation (global education and                    and distributor of
                                                  global applications)).                                             giftware and
                                                                                                                     collectibles).

INTERESTED TRUSTEES

William E. Mayer* (age 61)    Trustee    1994     Managing Partner, Park Avenue Equity Partners          105       Lee Enterprises
c/o Liberty Group LLC                             (private equity fund) since February 1999                       (print and online
One Financial Center                              (formerly Founding Partner, Development Capital               media), WR Hambrecht
Boston, MA 02111                                  LLC from November 1996 to February 1999;                         + Co. (financial
                                                  Dean and Professor, College of Business and                     service provider),
                                                  Management, University of Maryland from                       First Health (health
                                                  October 1992 to November 1996).                                 care) and Systech
                                                                                                                    Retail Systems
                                                                                                                   (retail industry
                                                                                                               technology provider).

Joseph R. Palombo* (age 48)   Trustee    2000     Chief Operating Officer of Columbia                    103            None
One Financial Center            and               Management Group, Inc. (Columbia Management
Boston, MA 02111             Chairman             Group) since November 2001; formerly Chief
                              of the              Operations Officer of Mutual Funds, Liberty
                               Board              Financial Companies, Inc. from August 2000 to
                                                  November 2001; Executive Vice President of Stein
                                                  Roe & Farnham Incorporated (Stein Roe) since
                                                  April 1999; Executive Vice President and
                                                  Director of the Advisor since April 1999; Executive
                                                  Vice President and Chief Administrative Officer of
                                                  Liberty Funds Group LLC (LFG) since April 1999;
                                                  Director of Stein Roe since September 2000; Trustee
                                                  and Chairman of the Board of Stein Roe Mutual
                                                  Funds since October 2000; Manager of Stein Roe
                                                  Floating Rate Limited Liability Company since
                                                  October 2000 (formerly Vice President of Liberty
                                                  Funds from April 1999 to August 2000; Chief
                                                  Operating Officer and Chief Compliance Officer,
                                                  Putnam Mutual Funds from December 1993 to March
                                                  1999).


* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ["1940 Act"]) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

--------------------------------------------------------------------------------
OFFICERS AND TRANSFER AGENT
--------------------------------------------------------------------------------


                                                 Year first
                                                 elected or
                                Position with     appointed
Name, address and age           Liberty Funds     to office       Principal occupation(s) during past five years

OFFICERS

Keith T. Banks (age 46)            President        2001          President of Liberty Funds since November 2001; Chief Investment
Columbia Management Group, Inc.                                   Officer and Chief Executive Officer of Columbia Management Group
590 Madison Avenue, 36th Floor                                    since 2000 (formerly Managing Director and Head of U.S. Equity,
Mail Stop NY EH 30636A                                            J.P. Morgan Investment Management from November 1996 to August
New York, NY 10022                                                2000).

Vicki L. Benjamin (age 40)           Chief          2001          Chief Accounting Officer of Liberty Funds and Liberty All-Star
One Financial Center              Accounting                      Funds since June 2001; Vice President of LFG since April 2001
Boston, MA 02111                    Officer                       (formerly Vice President, Corporate Audit, State Street Bank and
                                                                  Trust Company from May 1998 to April 2001; Audit Manager
                                                                  from July 1994 to June 1997; Senior Audit Manager from July
                                                                  1997 to May 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (age 37)      Treasurer        2000          Treasurer of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                              December 2000 (formerly Controller of Liberty Funds and of
Boston, MA 02111                                                  Liberty All-Star Funds from February 1998 to October 2000);
                                                                  Treasurer of Stein Roe Funds since February 2001 (formerly
                                                                  Controller from May 2000 to February 2001); Senior Vice
                                                                  President of LFG since January 2001 (formerly Vice President from April 2000 to January 2001; Vice President of the
                                                                  Advisor from February 1998 to October 2000; Senior Tax
                                                                  Manager, Coopers & Lybrand, LLP from April 1996 to January
                                                                  1998).

Michelle G. Azrialy (age 32)        Controller      2001          Controller of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                              May 2001; Vice President of LFG since March 2001 (formerly
Boston, MA 02111                                                  Assistant Vice President of Fund Administration from September
                                                                  2000 to February 2001; Compliance Manager of Fund
                                                                  Administration from September 1999 to August 2000) (formerly
                                                                  Assistant Treasurer, Chase Global Fund Services - Boston
                                                                  from August 1996 to September 1999).

Jean S. Loewenberg (age 56)          Secretary      2002          Secretary of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                              February 2002; Senior Vice President and Group Senior Counsel,
Boston, MA 02111                                                  Fleet National Bank since November 1996.




IMPORTANT INFORMATION ABOUT THIS REPORT The Transfer Agent for Liberty Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty New Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



Annual Report:
Liberty Connecticut Tax-Exempt Fund

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty Connecticut Tax-Exempt Fund                          ---------------
                                                                PRSRT STD
Annual Report, January 31, 2002                               U.S. Postage
                                                                  PAID
                                                              Holliston, MA
[LOGO] LIBERTY FUNDS                                          Permit NO. 20
       A Member of Columbia Management Group                 ---------------

       (C) 2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621



                                                 778-02/7341-0102 (03/02) 02/394